1999 SEMIANNUAL REPORT

CENTENNIAL
MONEY MARKET
TRUST

DECEMBER 31, 1999

DEAR SHAREHOLDER:

Over the six-month period that ended December 31, 1999, Centennial Money Market Trust produced an annualized yield of 4.62% and an annualized yield including the effects of compounding of 4.74%. On December 31, 1999, the Fund's seven-day and compounded seven-day yields were 5.33% and 5.48%, respectively.1 These returns were generally higher than the yields reported one year ago, primarily because of higher short-term interest rates during the reporting period.

When the reporting period began, the Federal Reserve had just initiated the first interest-rate increases of 1999. The rate hike was a pre-emptive response to concerns that stronger than expected economic growth might rekindle long dormant inflationary pressures. These concerns were fueled by positive economic news from overseas, where the worst of the economic malaise appeared to be over for Japan, Asia and Latin America, and within the United States, where unemployment reached historical lows and consumers appeared to be spending more than they were earning. The Federal Reserve Board subsequently raised interest rates twice more during the summer and fall, effectively offsetting all of 1998's rate cuts.

The money markets were also affected by Y2K-related concerns during the reporting period. Although the investment community's consensus opinion appeared to be that the U.S. financial system was prepared for the advent of the year 2000, many issuers decided to play it safe by issuing relatively longer term money market securities over the summer and early fall of 1999. These securities generally featured maturity dates in January and February of 2000, reducing the need for issuers to return to the marketplace close to year-end 1999. However, because so many issuers came to market at the same time, they were compelled to increase their securities' yields in order to attract investor interest. Money market fund shareholders generally benefited from these higher yields.

Under these market conditions, we focused primarily on enhancing the Fund's yield in a way that was consistent with maintaining liquidity and preserving capital. We generally found the most attractive yields in



1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

high-quality asset-backed commercial paper, which comprised 23.1% of the portfolio as of December 31. The asset-backed commercial paper market has grown tremendously over the past several years, but we have invested only in highly liquid securities from seasoned issuers who have passed our rigorous credit analysis. We also found attractive income opportunities in commercial paper issued by financial companies, such as high-quality insurers and banks. On the other hand, we found few opportunities in U.S. Treasury bills, which were in relatively short supply because of the federal budget surplus.

Thank you for your continued confidence and participation in Centennial Money Market Trust. We look forward to helping you achieve your financial goals in 2000 and beyond.


Sincerely,


/s/ JAMES C. SWAIN

James C. Swain
Chairman
Centennial Money Market Trust


/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Money Market Trust

January 24, 2000

STATEMENT OF INVESTMENTS December 31, 1999 (Unaudited)
Centennial Money Market Trust

                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
DIRECT BANK OBLIGATIONS--5.2%
Bank of America NA:
   5.93%, 2/28/00 ...................................................................     $150,000,000      $150,000,000
   6%, 1/5/00 .......................................................................      100,000,000       100,000,000
   6.12%, 1/6/00-1/7/00 .............................................................       60,000,000        60,000,000
BankBoston NA:
   5.93%, 3/6/00 ....................................................................      100,000,000       100,000,000
Credit Suisse First Boston:
   5.07%, 1/28/00(1)(2) .............................................................       50,000,000        49,998,379
Dresdner Bank AG:
   5.93%, 1/12/00 ...................................................................      100,000,000       100,000,302
   6.06%, 1/6/00 ....................................................................       80,000,000        80,000,110
   6.09%, 1/5/00 ....................................................................       96,000,000        96,000,106
U.S. Bank NA Minneapolis:
   5.96%, 3/22/00-4/6/00(3) .........................................................      100,000,000       100,000,000
   6.08%, 4/17/00(3) ................................................................      100,000,000       100,000,000
                                                                                                          --------------
Total Direct Bank Obligations .......................................................                        935,998,897
                                                                                                          --------------
LETTERS OF CREDIT--4.6%
Abbey National plc, guaranteeing commercial paper of Abbey National
   North America:
   5.93%, 3/15/00 ...................................................................       50,000,000        49,390,528
   5.96%, 3/29/00 ...................................................................      100,000,000        98,544,333
   6.008%, 1/4/00 ...................................................................       57,000,000        56,971,462
   6.18%, 1/10/00 ...................................................................       16,000,000        15,975,280
ABN Amro Bank NV, guaranteeing commercial paper of LaSalle Bank, NA:
   5.75%, 2/2/00 ....................................................................       50,000,000        50,000,000
Bank of America NA, guaranteeing commercial paper of Formosa
   Plastics Corporation, USA-Series B:
   5.95%, 3/10/00 ...................................................................       42,000,000        41,521,025
Bank of America NA, guaranteeing commercial paper of Formosa
   Plastics Corporation, USA-Series II:
   5.80%, 3/24/00 ...................................................................       25,000,000        24,665,694
Bank One Indiana NA, guaranteeing commercial paper of Primex
   Funding Corp., Series 1997-A:
   5.66%, 1/3/00(1)(4) ..............................................................        4,000,000         4,000,000

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
LETTERS OF CREDIT (CONTINUED)
Bank One NA, guaranteeing commercial paper of Capital One Funding
   Corp., Series 1996C:
   5.46%, 1/3/00(1)(4) ..............................................................     $ 11,272,000      $ 11,272,000
Bank One NA, guaranteeing commercial paper of Capital One Funding
   Corp., Series 1995F:
   6.60%, 1/3/00(1)(4) ..............................................................       24,094,000        24,094,000
Bank One Texas, guaranteeing commercial paper of Capital One Funding
   Corp., Series 1997E:
   6.60%, 1/3/00(1)(4) ..............................................................       12,136,000        12,136,000
Barclays Bank plc, guaranteeing commercial paper of Nacional
   Financiera SNC:
   5.82%, 5/10/00 ...................................................................       50,000,000        48,949,167
Credit Suisse First Boston, guaranteeing commercial paper of Credit
   Suisse First Boston International (Guernsey) Ltd.:
   5.43%, 1/26/00-2/3/00(3) .........................................................       90,000,000        89,600,292
   5.80%, 3/17/00(3) ................................................................       50,000,000        49,387,778
Deutsche Bank, guaranteeing commercial paper of Deutsche Bank
   Financial, Inc.:
   5.89%, 2/3/00 ....................................................................      100,000,000        99,460,083
   5.93%, 2/17/00 ...................................................................      100,000,000        99,225,806
   5.94%, 1/14/00 ...................................................................       65,000,000        64,860,575
                                                                                                          --------------
Total Letters of Credit .............................................................                        840,054,023
                                                                                                          --------------
SHORT-TERM NOTES--89.0%

AEROSPACE/DEFENSE--0.8%
British Aerospace North America, Inc.:
   5.91%, 3/15/00-3/16/00(3) ........................................................      150,000,000       148,161,333
                                                                                                          --------------
ASSET-BACKED--23.1%
Asset Backed Capital Finance, Inc.:
   5.73%, 1/18/00(1)(2) .............................................................       45,000,000        45,000,000
   5.86%, 3/23/00(3) ................................................................       10,000,000         9,866,522
   5.97%, 4/7/00(3) .................................................................       45,000,000        44,276,137
   5.98%, 2/15/00(3) ................................................................       50,000,000        49,626,250
   6.08%, 2/1/00(3) .................................................................       30,000,000        29,842,933

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
ASSET-BACKED -- (CONTINUED)
Asset-Securitization Cooperative:
   5.82%, 2/23/00-2/24/00(3) ........................................................     $190,000,000      $188,348,588
   5.85%, 2/9/00(3) .................................................................      100,000,000        99,366,250
   5.87%, 2/17/00(3) ................................................................       50,000,000        49,616,819
   5.98%, 1/27/00(3) ................................................................       50,000,000        49,784,056
Beta Finance, Inc.:
   5.73%, 2/10/00(3) ................................................................       48,000,000        47,694,400
   5.80%, 3/14/00-3/27/00(3) ........................................................       80,000,000        78,996,277
   5.81%, 3/10/00(3) ................................................................       40,000,000        39,554,567
   5.82%, 3/20/00(3) ................................................................      130,000,000       128,343,194
   5.97%, 1/24/00(3) ................................................................       60,000,000        59,771,150
Breeds Hill Capital Co. LLC, Series A:
   5.93%, 2/11/00(3) ................................................................       50,000,000        49,662,319
   6.15%, 4/10/00(3) ................................................................       50,000,000        49,145,833
   6.18%, 3/6/00(3) .................................................................       11,965,000        11,831,491
CIESCO LP:
   5.95%, 2/4/00 ....................................................................       75,000,000        74,578,542
   6.15%, 2/24/00 ...................................................................       50,000,000        49,538,750
CIESCO LP, Series A:
   5.483%, 1/14/00(1)(4) ............................................................       50,000,000        49,990,763
Corporate Asset Funding Co., Inc.:
   5.80%, 2/17/00(3) ................................................................       60,000,000        59,545,667
   5.88%, 2/9/00(3) .................................................................       50,000,000        49,681,500
   5.90%, 1/28/00-3/2/00(3) .........................................................      150,000,000       148,779,028
Eureka Securitization, Inc.:
   5.92%, 2/18/00(3) ................................................................       50,000,000        49,605,333
   5.95%, 1/27/00(3) ................................................................       50,000,000        49,785,139
   5.96%, 2/24/00(3) ................................................................       50,000,000        49,553,000
   5.98%, 1/28/00(3) ................................................................       50,000,000        49,775,750
   6%, 2/9/00(3) ....................................................................       50,000,000        49,675,000
   6.02%, 2/11/00(3) ................................................................       50,000,000        49,657,194
   6.65%, 1/25/00(3) ................................................................      100,000,000        99,556,667
Falcon Asset Securitization Corp.:
   5.88%, 1/28/00(3) ................................................................      100,000,000        99,559,000
   6%, 2/1/00(3) ....................................................................       36,430,000        36,241,778
   6.10%, 1/24/00(3) ................................................................       83,000,000        82,676,531
   6.13%, 1/21/00(3) ................................................................       40,000,000        39,863,778

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
ASSET-BACKED (CONTINUED)
Lexington Parker Capital Co. LLC:
   5.92%, 3/17/00(3) ................................................................     $138,000,000      $136,278,473
   6%, 3/2/00(3) ....................................................................       25,000,000        24,745,833
   6.05%, 1/31/00-2/25/00(3) ........................................................      135,500,000       134,598,802
   6.14%, 3/16/00(3) ................................................................       50,000,000        49,360,417
   6.15%, 1/21/00(3) ................................................................       45,000,000        44,846,250
   6.17%, 1/25/00(3) ................................................................       35,000,000        34,856,033
Moat Funding LLC:
   6.05%, 1/20/00(3) ................................................................      100,000,000        99,680,694
   6.17%, 1/21/00(3) ................................................................       40,000,000        39,862,889
New Center Asset Trust:
   5.81%, 3/13/00 ...................................................................       50,000,000        49,419,000
   5.88%, 3/6/00 ....................................................................       50,000,000        49,474,583
   5.89%, 2/18/00 ...................................................................       50,000,000        49,607,333
   5.99%, 3/30/00 ...................................................................       75,000,000        73,889,354
Park Avenue Receivables Corp.:
   5.89%, 2/7/00(3) .................................................................      100,000,000        99,394,639
   5.92%, 2/14/00(3) ................................................................       49,277,000        48,920,454
Preferred Receivables Funding Corp.:
   5.83%, 3/23/00(3) ................................................................       56,620,000        55,868,118
   5.87%, 2/17/00(3) ................................................................       30,225,000        29,993,367
   5.88%, 2/14/00-2/29/00(3) ........................................................       56,120,000        55,701,691
   5.95%, 2/11/00(3) ................................................................       50,000,000        49,661,181
   5.98%, 2/22/00(3) ................................................................       86,450,000        85,703,264
   6.03%, 2/1/00-2/2/00(3) ..........................................................       89,730,000        89,255,702
Sigma Finance, Inc.:
   5.87%, 1/26/00-2/22/00(3) ........................................................      150,000,000       149,054,279
   5.88%, 1/20/00-2/28/00(3) ........................................................      101,500,000       100,856,956
   5.95%, 3/24/00-3/29/00(3) ........................................................       82,000,000        80,842,064
   6.01%, 2/7/00(3) .................................................................       25,000,000        24,845,576
   6.055%, 1/18/00(3) ...............................................................       33,500,000        33,404,213
   6.07%, 1/21/00(3) ................................................................       30,000,000        29,898,833
Variable Funding Capital Corp.:
   5.90%, 1/26/00(3) ................................................................       50,000,000        49,795,139

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
ASSET-BACKED (CONTINUED)
Variable Funding Capital Corp.: (Continued)
   5.98%, 1/27/00(3) ................................................................     $100,000,000    $   99,567,389
   6.02%, 3/23/00(3) ................................................................       50,000,000        49,314,389
   6.04%, 3/6/00(3) .................................................................       50,000,000        49,454,722
   6.05%, 3/7/00(3) .................................................................       25,000,000        24,722,708
   6.08%, 1/20/00(3) ................................................................       25,000,000        24,919,778
   6.14%, 1/19/00(3) ................................................................       50,000,000        49,846,500
                                                                                                          --------------
                                                                                                           4,186,430,829
                                                                                                          --------------
AUTOMOTIVE--0.4%
BMW US Capital Corp.:
   6.01%, 3/21/00 ...................................................................       77,500,000        76,464,944
                                                                                                          --------------
BANKS--8.0%
Banc One Financial Corp.:
   5.77%, 3/10/00(3) ................................................................       30,000,000        29,668,225
   5.80%, 2/11/00-2/14/00(3) ........................................................      100,000,000        99,315,278
   6.05%, 1/13/00(3) ................................................................       50,000,000        49,899,167
   6.07%, 1/7/00(3) .................................................................       35,000,000        34,964,592
Bank of America Corp.:
   5.82%, 3/7/00 ....................................................................       50,000,000        49,466,500
   5.92%, 4/3/00 ....................................................................      100,000,000        98,470,667
   5.95%, 1/5/00 ....................................................................       50,000,000        49,966,944
Bank One Corp.:
   5.76%, 2/16/00-2/17/00 ...........................................................      100,000,000        99,256,000
   5.79%, 3/17/00 ...................................................................       50,000,000        49,388,833
   5.91%, 3/30/00 ...................................................................       50,000,000        49,269,458
Credit Suisse First Boston, Inc.:
   5.61%, 2/11/00(3) ................................................................       35,000,000        34,776,379
   5.77%, 3/15/00(3) ................................................................       50,000,000        49,406,972
   5.79%, 2/3/00-2/22/00(3) .........................................................      150,000,000       149,010,875
First Chicago Financial Corp.:
   5.79%, 1/20/00-1/27/00(3) ........................................................      110,000,000       109,607,567
Wells Fargo Co.:
   5.75%, 3/3/00 ....................................................................      100,000,000        99,009,722
   5.77%, 2/28/00 ...................................................................       50,000,000        49,535,194
   5.93%, 2/10/00-2/11/00 ...........................................................      150,000,000       148,991,209
   5.95%, 2/25/00-3/2/00 ............................................................      100,000,000        99,041,389

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
BANKS (CONTINUED)
Wells Fargo Co.: (Continued)
   5.96%, 2/23/00 ...................................................................     $ 50,000,000     $  49,561,278
   6%, 2/9/00 .......................................................................       50,000,000        49,675,000
                                                                                                          --------------
                                                                                                           1,448,281,249
                                                                                                          --------------
BEVERAGES--0.3%
Coca-Cola Enterprises, Inc.:
   5.47%, 1/31/00(3) ................................................................       45,000,000        44,794,875
                                                                                                          --------------
BROKER/DEALERS--18.4%
Banc of America Securities LLC:
   4.70%, 1/3/00(1) .................................................................       20,000,000        20,000,000
Bear Stearns Cos., Inc.:
   5.13%, 3/16/00(1) ................................................................       50,000,000        50,000,000
   5.45%, 2/2/00-2/7/00 .............................................................       55,000,000        54,710,847
   5.461%, 1/13/00(1) ...............................................................       35,000,000        35,000,000
   5.651%, 1/19/00(1) ...............................................................       50,000,000        50,000,000
   5.75%, 1/20/00 ...................................................................       24,000,000        23,927,167
   5.76%, 3/3/00 ....................................................................       50,000,000        49,504,000
   5.78%, 1/12/00 ...................................................................       92,500,000        92,335,726
   5.83%, 1/11/00-1/14/00 ...........................................................       78,500,000        78,348,582
   5.86%, 3/2/00 ....................................................................       50,000,000        49,503,528
   5.93%, 3/29/00 ...................................................................       50,000,000        49,275,222
   6.28%, 1/7/00(1) .................................................................       30,000,000        30,000,000
   6.481%, 1/27/00(1) ...............................................................       50,000,000        50,000,000
   6.499%, 1/10/00(1) ...............................................................      100,000,000       100,000,000
   6.604%, 1/6/00(1) ................................................................       25,000,000        25,003,259
Bear Stearns Cos., Inc., Series B:
   6.51%, 1/22/00(1) ................................................................       50,000,000        50,008,072
   6.275%, 1/18/00(1) ...............................................................       50,000,000        50,000,000
   6.582%, 1/3/00(1) ................................................................       20,000,000        20,000,760
Goldman Sachs Group LP:
   5.60%, 1/27/00 ...................................................................       32,000,000        31,870,578
   5.79%, 3/23/00 ...................................................................       75,000,000        74,010,875
   5.91%, 3/22/00-3/24/00 ...........................................................      150,000,000       147,988,958
   5.95%, 2/25/00-3/13/00 ...........................................................      330,000,000       326,682,486

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
BROKER/DEALERS (CONTINUED)
Goldman Sachs Group LP Promissory Note:
   6.01%, 3/27/00(4) ................................................................     $ 72,500,000    $   72,500,000
   6.14%, 3/13/00 ...................................................................       50,000,000        50,000,000
   6.20%, 3/17/00(4) ................................................................       50,000,000        50,000,000
Goldman Sachs Group LP, Series A:
   5.43%, 1/13/00(1)(4) .............................................................       40,000,000        40,001,385
   6.286%, 1/10/00(1)(4) ............................................................       25,000,000        25,000,494
   6.33%, 1/7/00(1)(4) ..............................................................       50,000,000        50,001,485
Merrill Lynch & Co., Inc.:
   5.85%, 2/7/00-3/15/00 ............................................................      135,000,000       133,731,362
   5.90%, 1/18/00 ...................................................................      149,750,000       149,333,960
   5.96%, 1/27/00 ...................................................................       89,000,000        88,616,904
   6%, 1/31/00 ......................................................................       90,000,000        89,550,000
Morgan Stanley, Dean Witter & Co.:
   4.50%, 1/3/00(1) .................................................................       56,500,000        56,500,000
   5.13%, 2/14/00(1) ................................................................       50,000,000        50,000,000
   5.44%, 1/31/00 ...................................................................      100,000,000        99,546,667
   5.79%, 2/28/00 ...................................................................       75,600,000        74,894,778
   5.81%, 3/8/00 ....................................................................      100,000,000        98,918,694
   5.98%, 1/20/00-1/21/00 ...........................................................      100,000,000        99,676,083
   6%, 2/3/00-2/4/00 ................................................................      100,000,000        99,441,667
   6.02%, 2/9/00 ....................................................................       50,000,000        49,673,917
   6.08%, 1/10/00 ...................................................................       45,000,000        44,931,600
   6.10%, 1/14/00 ...................................................................       50,000,000        49,889,861
Salomon Smith Barney Holdings, Inc.:
   5.44%, 1/26/00 ...................................................................       40,000,000        39,848,889
   5.50%, 2/8/00 ....................................................................       35,000,000        34,796,806
   5.70%, 2/10/00 ...................................................................       35,000,000        34,778,333
   5.77%, 2/25/00 ...................................................................       50,000,000        49,558,472
   5.80%, 2/4/00 ....................................................................       45,000,000        44,753,500
   5.86%, 1/19/00 ...................................................................      100,000,000        99,707,000
   5.92%, 3/1/00 ....................................................................      100,000,000        99,014,167
                                                                                                          --------------
                                                                                                           3,332,836,084
                                                                                                          --------------

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
COMPUTER SOFTWARE--0.1%
First Data Corp.:
   6%, 1/25/00 ......................................................................     $ 25,000,000      $ 24,900,000
                                                                                                          --------------
COMMERCIAL FINANCE--6.7%
Caterpillar Financial Services Corp.:
   6.10%, 4/3/00 ....................................................................       19,000,000        18,700,592
CIT Group, Inc.:
   5.86%, 2/14/00 ...................................................................       50,000,000        49,641,889
   5.92%, 3/22/00-3/27/00 ...........................................................      215,000,000       212,038,728
Countrywide Home Loans:
   6.20%, 2/16/00 ...................................................................       84,282,000        83,614,299
   6.45%, 1/24/00 ...................................................................       50,000,000        49,793,958
FINOVA Capital Corp.:
   5.50%, 3/10/00 ...................................................................       20,000,000        19,789,167
   5.55%, 2/3/00 ....................................................................       44,000,000        43,776,150
   5.80%, 2/4/00(1) .................................................................       25,000,000        25,000,000
   6.12%, 2/4/00(1) .................................................................       25,000,000        25,000,000
   6.15%, 2/14/00(1) ................................................................       25,000,000        25,000,000
   6.24%, 1/13/00-3/10/00(1) ........................................................       50,000,000        50,000,000
Heller Financial, Inc.:
   5.85%, 3/10/00 ...................................................................       20,000,000        19,775,750
   5.87%, 3/23/00 ...................................................................       25,000,000        24,665,736
   5.88%, 2/17/00 ...................................................................       25,000,000        24,808,083
   5.90%, 3/2/00 ....................................................................       42,500,000        42,075,118
   5.95%, 2/14/00 ...................................................................       50,000,000        49,636,389
   5.98%, 3/16/00 ...................................................................       50,000,000        49,377,083
   6%, 3/20/00 ......................................................................       50,000,000        49,341,667
   6.10%, 2/18/00 ...................................................................       25,000,000        24,796,667
   6.12%, 2/16/00 ...................................................................       50,000,000        49,609,000
   6.15%, 1/20/00 ...................................................................       25,000,000        24,918,854
Heller Financial, Inc., Series H:
   6.33%, 3/1/00(1) .................................................................       37,500,000        37,509,863
Heller Financial, Inc., Series I:
   5.846%, 3/27/00(1) ...............................................................       50,000,000        50,042,292
   5.90%, 2/7/00(1) .................................................................       50,000,000        49,997,016

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
COMMERCIAL FINANCE (CONTINUED)
Homeside Lending, Inc.:
   5.77%, 2/28/00 ...................................................................     $100,000,000     $  99,070,389
   5.82%, 1/31/00 ...................................................................       25,000,000        24,878,750
                                                                                                          --------------
                                                                                                           1,222,857,440
                                                                                                          --------------
CONSUMER FINANCE--3.7%
American Express Credit Corp.:
   5.85%, 2/18/00 ...................................................................      150,000,000       148,826,667
   5.90%, 2/17/00 ...................................................................       50,000,000        49,614,861
   5.97%, 1/27/00-2/1/00 ............................................................      200,000,000       199,029,875
   5.98%, 1/20/00 ...................................................................       50,000,000        49,842,194
American General Finance Corp.:
   5.81%, 3/1/00 ....................................................................       50,000,000        49,515,833
   5.82%, 3/3/00 ....................................................................       25,000,000        24,749,417
   5.87%, 2/24/00 ...................................................................       50,000,000        49,559,750
   5.91%, 3/10/00-3/16/00 ...........................................................      100,000,000        98,818,479
                                                                                                          --------------
                                                                                                             669,957,076
                                                                                                          --------------
CONSUMER SERVICES--1.4%
Prudential Funding Corp.:
   5.78%, 1/18/00 ...................................................................      100,000,000        99,727,056
   5.79%, 1/26/00 ...................................................................       95,500,000        95,114,622
   5.93%, 4/5/00 ....................................................................       25,000,000        24,608,785
   6.07%, 1/10/00 ...................................................................       32,000,000        31,951,440
                                                                                                          --------------
                                                                                                             251,401,903
                                                                                                          --------------
DIVERSIFIED FINANCIAL--10.5%
Ford Motor Credit Co.:
   6.50%, 1/10/00 ...................................................................       50,000,000        49,918,750
   6.52%, 1/14/00 ...................................................................       50,000,000        49,882,278
GE Capital International Funding, Inc.:
   5.77%, 2/22/00-3/8/00(3) .........................................................      225,000,000       222,932,516
   5.96%, 2/18/00(3) ................................................................      100,000,000        99,205,333
General Electric Capital Corp.:
   5.80%, 3/10/00 ...................................................................       80,000,000        79,110,667
   5.85%, 2/11/00 ...................................................................       30,000,000        29,800,125
   5.91%, 3/9/00 ....................................................................       50,000,000        49,441,833

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
DIVERSIFIED FINANCIAL (CONTINUED)
General Electric Capital Corp.: (Continued)
   5.92%, 3/8/00 ....................................................................     $ 50,000,000     $  49,449,111
   5.96%, 3/3/00 ....................................................................       50,000,000        49,486,778
General Electric Capital Services:
   5.83%, 3/16/00 ...................................................................       25,000,000        24,692,708
   5.89%, 2/25/00 ...................................................................       50,000,000        49,550,069
   5.90%, 3/10/00 ...................................................................       40,000,000        39,547,667
   6.04%, 1/26/00 ...................................................................       50,000,000        49,790,278
General Motors Acceptance Corp.:
   5.78%, 2/23/00 ...................................................................       40,000,000        39,659,622
   5.81%, 3/10/00 ...................................................................       50,000,000        49,443,208
   5.84%, 2/15/00 ...................................................................       50,000,000        49,635,000
   5.95%, 2/17/00-2/18/00 ...........................................................      200,000,000       198,440,736
   5.99%, 1/26/00 ...................................................................       42,000,000        41,825,292
Household Finance Corp.:
   5.22%, 3/14/00(1) ................................................................      100,000,000        99,957,869
   5.77%, 2/7/00-2/9/00 .............................................................      100,000,000        99,390,944
   5.96%, 2/3/00-2/4/00 .............................................................      100,000,000        99,445,389
   6%, 1/20/00-1/21/00 ..............................................................      100,000,000        99,675,000
   6.04%, 1/19/00 ...................................................................      100,000,000        99,698,250
   6.05%, 1/24/00 ...................................................................       50,000,000        49,806,736
National Rural Utilities Cooperative Finance Corp.:
   5.94%, 3/27/00 ...................................................................      103,700,000       102,221,808
   6%, 3/28/00 ......................................................................       40,000,000        39,420,000
                                                                                                          --------------
                                                                                                           1,911,427,967
                                                                                                          --------------
HEALTHCARE/DRUGS--0.4%
Glaxo Wellcome plc:
   5.885%, 2/7/00(3) ................................................................       67,195,000        66,788,573
                                                                                                          --------------
INSURANCE--9.0%
AIG Life Insurance Co.:
   6.476%, 1/3/00(1)(4) .............................................................       20,000,000        20,000,000
Allstate Life Insurance Co.:
   6.476%, 1/3/00(1) ................................................................       50,000,000        50,000,000
American General Annuity Insurance:
   6.476%, 1/3/00(1) ................................................................       50,000,000        50,000,000

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
INSURANCE (CONTINUED)
American General Corp.:
   5.81%, 3/9/00 ....................................................................     $ 50,000,000     $  49,451,278
   5.82%, 3/2/00 ....................................................................       50,000,000        49,506,917
Combined Insurance Co. of America:
   6.205%, 2/2/00(1)(4) .............................................................       50,000,000        50,000,000
GE Financial Assurance Holdings, Inc.:
   5.59%, 2/10/00(3) ................................................................       50,000,000        49,689,444
   6.06%, 1/20/00-1/21/00(3) ........................................................      100,000,000        99,671,750
Jackson National Life Insurance Co.:
   6.49%, 1/3/00(1) .................................................................      118,000,000       118,000,000
Marsh U.S.A., Inc.:
   5.60%, 1/26/00-1/27/00(3) ........................................................       94,000,000        93,626,667
MetLife Funding, Inc.:
   5.90%, 2/4/00 ....................................................................       43,657,000        43,413,733
   6.01%, 1/28/00 ...................................................................       73,743,000        73,413,530
Metropolitan Life Insurance Co.:
   5.839%, 1/3/00(1) ................................................................      220,500,000       220,500,000
Pacific Mutual Life Insurance Co.:
   5.53%, 1/3/00(1)(4) ..............................................................       90,000,000        90,000,000
Protective Life Insurance Co.:
   5.758%, 1/3/00(1) ................................................................       30,000,000        30,000,000
Prudential Insurance Co. of America:
   6%, 1/31/00(1) ...................................................................      200,000,000       200,000,000
TransAmerica Life Insurance and Annuity Co.:
   6.476%, 1/3/00(1) ................................................................      100,000,000       100,000,000
Travelers Insurance Co.:
   5.608%, 1/3/00(1)(4) .............................................................       23,000,000        23,000,000
   5.627%, 1/3/00(1)(4) .............................................................       65,000,000        65,000,000
   5.658%, 1/3/00(1)(4) .............................................................       50,000,000        50,000,000
Western and Southern Life Insurance Co.:
   6.476%, 1/3/00(1) ................................................................      100,000,000       100,000,000
                                                                                                          --------------
                                                                                                           1,625,273,319
                                                                                                          --------------

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------

LEASING & FACTORING--0.8%
American Honda Finance Corp.:
   6.11%, 3/20/00(1) ................................................................     $ 65,000,000      $ 64,995,778
   6.132%, 3/22/00(1) ...............................................................       35,000,000        34,996,948
   6.223%, 1/25/00(1) ...............................................................       43,000,000        42,998,615
                                                                                                          --------------
                                                                                                             142,991,341
                                                                                                          --------------
MANUFACTURING--0.9%
Eaton Corp.:
   5.50%, 2/2/00(3) .................................................................       50,000,000        49,755,556
   5.90%, 3/30/00(3) ................................................................       25,000,000        24,635,347
   5.95%, 1/31/00-4/3/00(3) .........................................................       70,600,000        69,833,442
   5.98%, 3/24/00(3) ................................................................       25,000,000        24,655,319
                                                                                                          --------------
                                                                                                             168,879,664
                                                                                                          --------------
OIL-DOMESTIC--0.2%
Motiva Enterprises LLC:
   5.78%, 2/8/00 ....................................................................       40,000,000        39,755,956
                                                                                                          --------------
SPECIAL PURPOSE FINANCIAL--1.2%
Forrestal Funding Master Trust, Series 1999-A:
   6.30%, 1/14/00(2) ................................................................       50,000,000        49,886,250
Intrepid Funding Master Trust, Series 1999A:
   6.05%, 2/2/00(2) .................................................................       50,000,000        49,731,111
KZH-KMS Corp.:
   5.83%, 3/29/00(3) ................................................................       14,631,000        14,422,492
   5.86%, 4/6/00(3) .................................................................       70,000,000        68,893,067
   5.97%, 3/13/00(3) ................................................................       30,510,000        30,145,711
                                                                                                          --------------
                                                                                                             213,078,631
                                                                                                          --------------
TELECOMMUNICATIONS: TECHNOLOGY--3.1%
GTE Corp.:
   5.97%, 3/8/00-3/13/00(3) .........................................................      195,000,000       192,742,179
   5.98%, 3/6/00(3) .................................................................       47,815,000        47,298,731
   6%, 3/10/00(3) ...................................................................       50,000,000        49,425,000
   6.155%, 3/13/00(1) ...............................................................      100,000,000        99,971,331

Centennial Money Market Trust


                                                                                            Face             Value
                                                                                           Amount          See Note 1
                                                                                      ----------------   ---------------
(TELECOMMUNICATIONS: TECHNOLOGY (CONTINUED)
Vodafone AirTouch plc:
   5.77%, 3/24/00-3/31/00(3) ........................................................     $130,000,000    $  128,225,725
   5.78%, 2/15/00(3) ................................................................       50,000,000        49,638,750
                                                                                                          --------------
                                                                                                             567,301,716
                                                                                                          --------------
Total Short-Term Notes ..............................................................                     16,141,582,900
                                                                                                          --------------
U.S. GOVERNMENT AGENCIES--1.1%
Federal Farm Credit Bank:
   5.74%, 2/23/00 ...................................................................       50,000,000        49,577,472
Federal Home Loan Bank:
   5.68%, 1/13/00 ...................................................................      100,000,000        99,810,667
Federal National Mortgage Assn.:
   5.64%, 1/6/00 ....................................................................       20,000,000        19,984,333
   5.76%, 3/9/00 ....................................................................       26,700,000        26,409,504
                                                                                                          --------------
Total U.S. Government Agencies ......................................................                        195,781,976
                                                                                                          --------------
Total Investments, at Value .........................................................             99.9%   18,113,417,796
                                                                                                          --------------
Other Assets Net of Liabilities .....................................................              0.1        24,046,735
                                                                                        --------------   ---------------
Net Assets ..........................................................................           100.0%   $18,137,464,531
                                                                                        ==============   ===============


Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.These securities amount to $194,615,740 or 1.07% of the Trust's net assets as of December 31, 1999.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,315,082,770 or 34.82% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $636,996,127, or 3.51% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1999 (Unaudited)
Centennial Money Market Trust


ASSETS
Investments, at value--see accompanying statement ...................................................    $18,113,417,796
Cash ................................................................................................         72,697,392
Receivables and other assets:
   Shares of beneficial interest sold ...............................................................      1,289,226,368
   Interest .........................................................................................         29,873,592
   Other ............................................................................................            726,376
                                                                                                        ----------------
     Total assets ...................................................................................     19,505,941,524
                                                                                                        ----------------
LIABILITIES
Payables and other liabilities:
   Shares of beneficial interest redeemed ...........................................................      1,361,745,521
   Dividends ........................................................................................          2,654,290
   Service plan fees ................................................................................          1,587,548
   Transfer and shareholder servicing agent fees ....................................................            593,111
   Trustees' compensation ...........................................................................              4,361
   Other ............................................................................................          1,892,162
                                                                                                        ----------------
     Total liabilities ..............................................................................      1,368,476,993
                                                                                                        ----------------
NET ASSETS ..........................................................................................    $18,137,464,531
                                                                                                        ================
COMPOSITION OF NET ASSETS
Paid-in capital .....................................................................................    $18,137,394,171
Accumulated net realized gain on investment transactions ............................................             70,360
                                                                                                        ----------------
Net assets--applicable to 18,137,926,886 shares of beneficial interest outstanding ..................    $18,137,464,531
                                                                                                        ================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ......................................              $1.00


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1999 (Unaudited) Centennial Money Market Trust


INVESTMENT INCOME
Interest ............................................................................................       $503,400,275
                                                                                                           -------------
EXPENSES
Management fees .....................................................................................         30,647,835
Service plan fees ...................................................................................         18,205,152
Transfer and shareholder servicing agent fees .......................................................          7,773,598
Custodian fees and expenses .........................................................................            248,537
Trustees' compensation ..............................................................................             41,709
Other ...............................................................................................          1,964,709
                                                                                                           -------------
   Total expenses ...................................................................................         58,881,540
   Less expenses paid indirectly ....................................................................            (33,280)
                                                                                                           -------------
Net expenses ........................................................................................         58,848,260
                                                                                                           -------------
NET INVESTMENT INCOME ...............................................................................        444,552,015
                                                                                                           -------------
NET REALIZED LOSS ON INVESTMENTS .....................................................................            (8,114)
                                                                                                           -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................       $444,543,901
                                                                                                           =============


================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                                               Six Months Ended
                                                                               December 31, 1999           Year Ended
                                                                                  (Unaudited)             June 30, 1999
                                                                               ------------------       ----------------
OPERATIONS
Net investment income ...................................................        $   444,552,015         $   792,499,233
Net realized gain (loss) ................................................                 (8,114)                 14,857
                                                                                 ---------------         ---------------
Net increase in net assets resulting from operations ....................            444,543,901             792,514,090
                                                                                 ---------------         ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ..........................           (444,552,015)           (792,539,959)
                                                                                 ---------------         ---------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
   beneficial interest transactions .....................................            316,831,182           2,706,509,046
                                                                                 ---------------         ---------------
NET ASSETS
Total increase ..........................................................            316,823,068           2,706,483,177
Beginning of period .....................................................         17,820,641,463          15,114,158,286
                                                                                 ---------------         ---------------
End of period ...........................................................        $18,137,464,531         $17,820,641,463
                                                                                 ===============         ===============



See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust


                                               Six Months
                                                  Ended
                                              December 31,
                                               (Unaudited)                          Year Ended June 30,
                                              --------------------------------------------------------------------------
                                                  1999           1999         1998         1997         1996        1995
                                                  ----           ----         ----         ----         ----        ----
PER SHARE OPERATING DATA
Net asset value, beginning of period........      $1.00          $1.00        $1.00        $1.00        $1.00       $1.00
Income from investment operations--
   net investment income and
   net realized gain.........................       .03            .05          .05          .05          .05         .05
Dividends and/or distributions to
   shareholders.............................       (.03)          (.05)        (.05)        (.05)        (.05)       (.05)
                                                   ----           ----         ----         ----         ----        ----
Net asset value, end of period..............      $1.00          $1.00        $1.00        $1.00        $1.00       $1.00
                                                  =====          =====        =====        =====        =====       =====
TOTAL RETURN(1).............................       2.50%          4.75%        5.16%        4.97%        5.11%       5.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions).....    $18,137        $17,821      $15,114       $9,063       $6,753      $4,812
Average net assets (in millions)............    $18,151        $17,128      $12,617       $8,033       $6,077      $3,342
Ratios to average net assets:(2)
Net investment income ......................       4.86%          4.63%        5.04%        4.86%        4.99%       5.01%
Expenses....................................       0.64%          0.66%        0.68%(3)     0.73%(3)     0.74%(3)    0.77%(3)
Expenses, net of voluntary assumption
   of expenses..............................        N/A            N/A         0.66%        0.67%        0.69%       0.73%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Money Market Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                 Six Months Ended December 31, 1999         Year Ended June 30, 1999
                                ------------------------------------  -----------------------------------
                                     Shares             Amount                Shares          Amount
                                ---------------   ------------------  -----------------  ----------------
Sold..........................   26,776,435,760    $26,776,435,760      50,615,000,093    $50,615,000,093
Dividends and/or
  distributions reinvested....      461,653,960        461,653,960         776,439,225        776,439,225
Redeemed......................  (26,921,258,538)   (26,921,258,538)    (48,684,930,272)   (48,684,930,272)
                                ---------------    ---------------     ---------------    ---------------
Net increase..................      316,831,182    $   316,831,182       2,706,509,046    $ 2,706,509,046
                                ===============    ===============     ===============    ===============


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the six months ended December 31, 1999 was 0.33% of average annual net assets, annualized for periods of less than one full year.

TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

SERVICE PLAN FEES. Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.



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CENTENNIAL MONEY MARKET TRUST
                Officers and Trustees
                James C. Swain, Trustee and Chairman of the Board
                Bridget A. Macaskill, Trustee and President
                Robert G. Avis, Trustee
                William A. Baker, Trustee
                George C. Bowen, Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Raymond J. Kalinowski, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                Ned M. Steel, Trustee
                Carol E. Wolf,  Vice President
                Arthur J. Zimmer, Vice President
                Andrew J. Donohue,  Vice President and Secretary
                Brian W.  Wixted, Treasurer
                Robert G. Zack, Assistant Secretary
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer

                Investment Advisor and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

                This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                For shareholder servicing, call:
                1-800-525-9310 (in U.S.)
                303-671-3200 (outside U.S.)

                Or write:
                Shareholder Services, Inc.
                P.O. Box 5143
                Denver, CO 80217-5143


RS0150.001.1299   [ICON] Printed on recycled paper



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